Appendix IV (Tables)	12 Months Ended
Dec. 31, 2024
APPENDIX IV
Schedule of movement of rights of use

	Balance at				Translation	Balance at
	31/12/2023	Additions	Transfers	Disposals	differences	31/12/2024
Land and buildings	1,216,059	71,698	505	(21,369)	58,094	1,324,987
Machinery	7,693	854	(120)	(167)	365	8,625
Computer equipment	4,221	852	—	(745)	199	4,527
Vehicles	22,216	5,646	—	(3,100)	555	25,317

Total cost of rights of use	1,250,189	79,050	385	(25,381)	59,213	1,363,456

Accum. depr. of land and buildings	(282,755)	(74,929)	(505)	5,206	(15,387)	(368,370)
Accum. depr. of machinery	(3,975)	(1,522)	120	164	(239)	(5,452)
Accum. depr. of computer equipment	(3,457)	(559)	—	710	(189)	(3,495)
Accum. depr. of vehicles	(14,762)	(5,106)	—	2,498	(465)	(17,835)

Total accum. Depr. of rights of use	(304,949)	(82,116)	(385)	8,578	(16,280)	(395,152)

Carrying amount of rights of use	945,240	(3,066)	—	(16,803)	42,933	968,304

	Balance at				Translation	Balance at
	31/12/2022 (*)	Additions	Transfers	Disposals	differences	31/12/2023 (*)
Land and buildings	1,198,363	94,699	(1,957)	(41,103)	(33,943)	1,216,059
Machinery	6,664	2,871	(1,008)	(658)	(176)	7,693
Computer equipment	6,819	597	(2,484)	(604)	(107)	4,221
Vehicles	20,958	4,737	(79)	(3,191)	(209)	22,216

Total cost of rights of use	1,232,804	102,904	(5,528)	(45,556)	(34,435)	1,250,189

Accum. depr. of land and buildings	(229,605)	(71,157)	1,957	8,830	7,220	(282,755)
Accum. depr. of machinery	(3,647)	(1,507)	523	590	66	(3,975)
Accum. depr. of computer equipment	(5,793)	(860)	2,516	580	100	(3,457)
Accum. depr. of vehicles	(12,499)	(5,019)	45	2,506	205	(14,762)

Total accum. Depr. of rights of use	(251,544)	(78,543)	5,041	12,506	7,591	(304,949)

Carrying amount of rights of use	981,260	24,361	(487)	(33,050)	(26,844)	945,240

(*) Restated figures (Note 2.d)